Investment Strategy	Jun. 30, 2026
AB Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of equity securities of large capitalization value companies. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in the Russell 3000® Value Index. Also, for purposes of this policy, large capitalization companies are those companies falling within the market capitalization range of companies in the Russell 1000® Value Index. As of June 30, 2026, the market capitalization of companies in the Russell 1000® Value Index ranged from approximately $607.5 million to $4.2 trillion. The Fund invests primarily in U.S. companies but also invests in non‑U.S. companies.
In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power and dividend-paying capability are not fully reflected in the current market price of their securities.
The Adviser’s fundamental analysis depends heavily upon its internal research staff. The research staff of company and industry analysts covers a research universe that includes the majority of the capitalization of the Russell 1000® Value Index. The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak. The research staff focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid‑economic cycle growth for the fifth year.
The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover.
The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests in a diversified portfolio of equity securities of large capitalization value companies. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in the Russell 3000® Value Index. Also, for purposes of this policy, large capitalization companies are those companies falling within the market capitalization range of companies in the Russell 1000® Value Index. As of June 30, 2026, the market capitalization of companies in the Russell 1000® Value Index ranged from approximately $607.5 million to $4.2 trillion. The Fund invests primarily in U.S. companies but also invests in non‑U.S. companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies meeting the Adviser’s value criteria.
AB Discovery Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities of small- to mid‑capitalization U.S. companies. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- to mid‑capitalization companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in the Russell 3000® Value Index. Also, for purposes of this policy, small- to mid‑capitalization companies are those companies falling within the market capitalization range of companies in the Russell 2500® Value Index. As of June 30, 2026, the market capitalization of companies in the Russell 2500® Value Index ranged from approximately $8.5 million to $30 billion. Because the Fund’s definition of small- to mid‑capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.
In selecting securities for the Fund’s portfolio, the Adviser seeks companies with attractive valuation and compelling success factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, the Adviser’s fundamental research analysts focus their research on the most attractive 20% of the universe.
The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid‑economic cycle growth for the fifth year.
The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.
The Adviser seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies. The Fund may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid‑capitalization companies, such as financial services and consumer services.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
The Fund may invest in securities issued by non‑U.S. companies.
The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a diversified portfolio of equity securities of small- to mid‑capitalization U.S. companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- to mid‑capitalization companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in the Russell 3000® Value Index. Also, for purposes of this policy, small- to mid‑capitalization companies are those companies falling within the market capitalization range of companies in the Russell 2500® Value Index. As of June 30, 2026, the market capitalization of companies in the Russell 2500® Value Index ranged from approximately $8.5 million to $30 billion. Because the Fund’s definition of small- to mid‑capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- to mid‑capitalization companies meeting the Adviser’s value criteria.
AB International Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME. Under normal market conditions, the Fund invests significantly (at least 40% unless market conditions are not deemed favorable by the Adviser) in securities of non‑U.S. companies. In addition, the Fund invests, under normal circumstances, in equity securities of companies located in at least three countries.
The Fund invests in companies that are determined by the Adviser to be undervalued, using a fundamental value approach. In selecting securities for the Fund’s portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.
The Adviser’s fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of international and emerging market companies. Teams within the research staff cover a given industry worldwide to better understand each company’s competitive position in a global context. The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid‑economic cycle growth for the fifth year.
The Fund’s management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.
Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and “semi-governmental securities”, and enter into forward commitments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the Adviser’s value criteria. For purposes of this policy, companies meeting the Adviser’s value criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Value, the MSCI ACWI IMI Value Weighted, and the Morningstar Global All‑Cap Value TME. Under normal market conditions, the Fund invests significantly (at least 40% unless market conditions are not deemed favorable by the Adviser) in securities of non‑U.S. companies. In addition, the Fund invests, under normal circumstances, in equity securities of companies located in at least three countries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies meeting the Adviser’s value criteria.